Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Registrant Name	Fiverr International Ltd.
Entity Central Index Key	0001762301
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-38929
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	8 Eliezer Kaplan St
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6473409
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	FVRR
Name of Exchange on which Security is Registered	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	35,844,114
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
Business Contact
Contact Personnel Name	Micha Kaufman
Entity Address, Address Line One	8 Eliezer Kaplan St
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6473409
City Area Code	972
Local Phone Number	72-2280910